Operating Segments	12 Months Ended
Dec. 31, 2025
Disclosure of operating segments [abstract]
Note 5 - Operating Segments
Note 5 - Operating Segments

A.	General

1.	Information on operating segments

ICL is a global specialty minerals company operating bromine, potash and phosphate mineral value chains in a unique, integrated business model. Our operations are organized under four segments: Industrial Products, Potash, Phosphate Solutions and Growing Solutions.

Industrial Products – The Industrial Products segment produces bromine derived from a solution that is a by‑product of the potash production process in Sodom, Israel, along with a range of bromine‑based compounds. Most of the bromine produced is used internally for the manufacture of bromine compounds at the segment's production facilities in Israel, the Netherlands and China. In addition, the Industrial Products segment produces several grades of salt, magnesium chloride and other specialty mineral products. Industrial Products is also engaged in the production and marketing of phosphorous‑based flame retardants and other phosphorus‑based specialty products.

Potash – The Potash segment produces and sells primarily potash, salt, magnesium, as well as electricity. Potash is produced in Israel and Spain using an evaporation process to extract potash from the Dead Sea in Israel, and from conventional mining of an underground mine in Spain. The segment also produces and sells pure magnesium and magnesium alloys, as well as chlorine and sylvinite. In addition, the segment sells salt products produced at its potash site in Spain. The Company operates a power plant in Sodom which supplies electricity to ICL companies in Israel (as well as surplus electricity to external customers) and steam to all facilities at the Sodom site.

Phosphate Solutions – The Phosphate Solutions segment is based on a phosphate value chain, utilizing commodity phosphate products – such as phosphate rock and fertilizer-grade phosphoric acid (“green phosphoric acid”) – to produce higher value‑added specialty products. The segment also produces and markets phosphate-based fertilizers. Phosphate rock is mined and processed from open-pit mines, with three located in Israel's Negev Desert and a fourth in Yunnan province, China. Sulphuric acid, green phosphoric acid and phosphate fertilizers are also produced in the facilities in Israel and China.

The Phosphate Solutions segment manufactures pure phosphoric acid by purifying green phosphoric acid. Pure phosphoric acid and green phosphoric acid are used to manufacture downstream products with high added value, such as phosphate salts and acids, for a wide range of food and industrial applications. Phosphate salts and acids are used in various industrial end markets such as oral care, cleaning products, paints and coatings, energy storage solutions, water treatment, asphalt modification, construction, metal treatment and more. The segment's products for the food industry include functional food ingredients and phosphate additives which provide texture and stability solutions for processed meat, meat alternatives, poultry, seafood, dairy products, beverages and baked goods. In addition, the segment supplies pure phosphoric acid to ICL’s specialty fertilizers business.

Growing Solutions – The Growing Solutions segment aims to achieve global leadership in plant nutrition markets by enhancing its positions in its core markets of specialty agriculture, ornamental horticulture, turf and landscaping, targeting high-growth markets such as Brazil, India and China, by leveraging its unique R&D capabilities, substantial agronomic experience, global footprint, backward integration to potash, phosphate and polysulphate and chemistry know-how, as well as its ability to integrate and generate  synergies from acquired businesses.

ICL is continuously working to expand its broad portfolio of specialty plant nutrition, plant stimulation and plant health solutions, which consists of enhanced efficiency and controlled release fertilizers (CRF), water soluble fertilizers (WSF), liquid fertilizers and straights (MKP/MAP/PeKacid), FertilizerpluS, soil and foliar micronutrients, secondary nutrients, biostimulants, soil conditioners, seed treatment products, and adjuvants.

The Growing Solutions segment develops, manufactures, markets and sells its products globally, mainly in South America, Europe, Asia, North America and Israel. It produces water soluble specialty fertilizers in Belgium, Israel and Spain, organic, ornamental horticulture, turf and landscaping products in the UK and the Netherlands, liquid fertilizers in Israel, Spain and China, straights soluble fertilizers in China and Israel, controlled‑release fertilizers in the Netherlands, Brazil and the US, FertilizerpluS products in the UK, the Netherlands and Germany, as well as secondary nutrients, biostimulants, soil conditioners, seed treatment products, and adjuvants in Brazil.

Other Activities – Other business activities include, among other things, ICL’s innovative arm, promoting innovation, developing new products and services, as well as digital platforms and technological solutions for farmers and agronomists. This category includes Growers and Agmatix, innovative start-ups that are developing agricultural data processing and analysis capabilities for the future of agriculture. These activities are not presented as reportable segments as they do not meet the required quantitative thresholds.

2.	Segment capital investments

Capital investments made by the segments for each of the reporting periods include mainly property, plant and equipment as well as intangible assets acquired in the ordinary course of business and as part of business combinations.

3.	Inter–segment transfers and unallocated income (expenses)

Segment revenue, expenses and results include inter-segment transfers, which are based on transactions prices in the ordinary course of business. This is aligned with reports that are regularly reviewed by the Chief Operating Decision Maker. Inter-segment transfers are eliminated as part of the financial statements' consolidation process.

The Segment profit is measured based on the operating income, without the allocation of certain expenses to the operating segments, as presented in the reports regularly reviewed by the Chief Operating Decision Maker. This is the basis for analyzing segment results, since management believes that it is the most relevant measure for the assessment of such results.

B.	Operating segment data

Industrial Products	Potash	Phosphate Solutions	Growing Solutions	Other Activities	Reconciliations	Consolidated
$ millions

For the year ended December 31, 2025

Sales to external parties	1,238	1,531	2,156	2,048	180	-	7,153
Inter-segment sales	16	183	177	15	3	(394)	-
Total sales	1,254	1,714	2,333	2,063	183	(394)	7,153

Cost of sales	831	1,092	1,647	1,516	171	(290)	4,967
Segment operating income (loss)	220	298	342	135	(19)	(103)	873
Other expenses not allocated to the segments							(293)
Operating income							580

Financing expenses, net							(139)

Income before income taxes							441

Depreciation, amortization and impairment	60	254	186	78	17	131	726
Capital expenditures	81	367	336	95	13	42	934
Capital expenditures as part of business combination	-	-	-	20	-	-	20

Industrial Products	Potash	Phosphate Solutions	Growing Solutions	Other Activities	Reconciliations	Consolidated
$ millions

For the year ended December 31, 2024

Sales to external parties	1,220	1,462	2,049	1,932	178	-	6,841
Inter-segment sales	19	194	166	18	3	(400)	-
Total sales	1,239	1,656	2,215	1,950	181	(400)	6,841

Cost of sales	821	1,006	1,515	1,426	175	(358)	4,585
Segment operating income (loss)	224	250	358	128	(22)	(65)	873
Other expenses not allocated to the segments							(98)
Operating income							775

Financing expenses, net							(140)
Share in earnings of equity-accounted investees							1
Income before income taxes							636

Depreciation, amortization and impairment	57	242	191	74	15	31	610
Capital expenditures	94	332	340	98	8	30	902
Capital expenditures as part of business combination	-	-	-	92	-	-	92

Industrial Products	Potash	Phosphate Solutions	Growing Solutions	Other Activities	Reconciliations	Consolidated
$ millions

For the year ended December 31, 2023

Sales to external parties	1,206	1,973	2,141	2,047	169	-	7,536
Inter-segment sales	21	209	209	26	3	(468)	-
Total sales	1,227	2,182	2,350	2,073	172	(468)	7,536

Cost of sales	815	1,011	1,658	1,641	178	(438)	4,865
Segment operating income (loss)	220	668	350	51	(34)	(37)	1,218
Other expenses not allocated to the segments							(77)
Operating income							1,141

Financing expenses, net							(168)
Share in earnings of equity-accounted investees							1
Income before income taxes							974

Depreciation and amortization	57	175	207	68	17	12	536

Capital expenditures	91	384	270	92	13	23	873

The following table presents the distribution of ICL's sales by geographical location of the customer:

2025		2024		2023
$ millions	% of sales	$ millions	% of sales	$ millions	% of sales

Brazil	1,325	19	1,228	18	1,530	20
USA	1,244	17	1,176	17	1,262	17
China	1,175	16	1,068	16	1,059	14
United Kingdom	352	5	317	5	428	6
Spain	326	5	301	4	348	5
Israel	309	4	285	4	274	4
Germany	289	4	315	5	340	5
France	261	4	256	4	254	3
India	239	3	197	3	196	3
Italy	155	2	138	2	149	2
All other	1,478	21	1,560	22	1,696	21
Total	7,153	100	6,841	100	7,536	100

The following table presents the distribution of the operating segments sales by geographical location of the customer:

Industrial Products	Potash	Phosphate Solutions	Growing Solutions	Other Activities	Reconciliations	Consolidated
$ millions

For the year ended December 31, 2025
Europe	385	511	512	771	144	(137)	2,186
Asia	403	390	721	270	17	(34)	1,767
South America	21	423	342	651	-	(4)	1,433
North America	391	175	574	206	3	(4)	1,345
Rest of the world	54	215	184	165	19	(215)	422
Total	1,254	1,714	2,333	2,063	183	(394)	7,153

Industrial Products	Potash	Phosphate Solutions	Growing Solutions	Other Activities	Reconciliations	Consolidated
$ millions

For the year ended December 31, 2024
Europe	391	478	542	731	128	(147)	2,123
Asia	438	352	613	249	31	(19)	1,664
South America	21	402	307	627	-	(4)	1,353
North America	329	202	567	170	3	(4)	1,267
Rest of the world	60	222	186	173	19	(226)	434
Total	1,239	1,656	2,215	1,950	181	(400)	6,841

Industrial Products	Potash	Phosphate Solutions	Growing Solutions	Other Activities	Reconciliations	Consolidated
$ millions

For the year ended December 31, 2023
Europe	432	624	613	746	126	(209)	2,332
Asia	361	539	587	257	30	(30)	1,744
South America	25	524	368	753	-	(5)	1,665
North America	349	260	614	138	2	(12)	1,351
Rest of the world	60	235	168	179	14	(212)	444
Total	1,227	2,182	2,350	2,073	172	(468)	7,536

The following table presents the distribution of the Company’s sales by geographical location of the main facilities from which they were produced.

For the year ended December 31
2025	2024	2023
$ millions	$ millions	$ millions

Israel	3,172	3,118	3,595
Europe	2,434	2,368	2,610
South America	1,332	1,213	1,482
North America	1,061	1,000	999
Asia	919	802	788
Other	56	55	52
	8,974	8,556	9,526
Intercompany sales	(1,821)	(1,715)	(1,990)
Total	7,153	6,841	7,536

The following table presents operating income by geographical location of the assets from which it was produced:

For the year ended December 31
2025	2024	2023
$ millions	$ millions	$ millions

Israel	342	516	857
Asia	174	185	130
South America	99	115	112
Europe	(41)	(11)	74
North America	(6)	(5)	45
Other	6	7	4
Intercompany eliminations	6	(32)	(81)
Total	580	775	1,141

The following table presents the non-current assets by geographical location of the assets (*)

As of December 31
2025	2024
$ millions	$ millions

Israel	4,823	4,637
Europe	1,660	1,518
North America	419	450
Asia	493	435
South America	436	389
Other	5	5
Total	7,836	7,434

(*) Mainly consist of property, plant and equipment, intangible assets and non-current inventories.